Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale, narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Jul. 03, 2025	Jul. 01, 2025	Sep. 30, 2024	Jun. 30, 2025	Apr. 02, 2025	Jun. 11, 2024
Seychelles Breweries Limited
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, percentage of interest disposed					54.40%
Seychelles Breweries Limited | Disposal of major subsidiary [member]
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration paid (received)		$ (80)
Guinness Ghana Breweries Plc
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Impairment loss				$ 97
Disposal, exchange losses expected to be recycled to the Income Statement				$ 70
Guinness Ghana Breweries Plc | Disposal of major subsidiary [member]
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration paid (received)	$ (81)
Guinness Nigeria plc
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Consideration paid (received)			$ (64)
Disposal, percentage of interest disposed						58.02%